Notes Payable (Narrative) (Details)	Dec. 31, 2019
Short-term notes
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate	10.00%
Notes payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Notes payable, interest rate	20.00%